POST-EMPLOYMENT BENEFITS - Composition of Plan Assets (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Equity securities	$ 1,472	$ 1,149
Debt securities	967	810
Other - cash	10	6
Total fair value of plan assets	$ 2,449	$ 1,965